Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000022323
Account Value [Line Items]
Line Graph and Table Measure Name	Class I $27,182
Account Value	$ 27,182	$ 21,918	$ 18,551	$ 26,031	$ 23,038	$ 16,458	$ 12,398	$ 13,246	$ 10,573	$ 10,128	$ 10,000
C000022324
Account Value [Line Items]
Line Graph and Table Measure Name	Class S $26,544
Account Value	$ 26,544	21,448	18,182	25,547	22,663	16,222	12,244	13,104	10,520	10,100	10,000
C000022322
Account Value [Line Items]
Line Graph and Table Measure Name	Class I $11,898
Account Value	$ 11,898	11,215	10,590	11,169	11,087	10,716	10,335	10,231	10,141	10,018	10,000
C000022326
Account Value [Line Items]
Line Graph and Table Measure Name	Class I $17,332
Account Value	$ 17,332	15,927	14,349	15,900	11,973	12,295	10,532	12,430	10,648	9,166	10,000
C000022327
Account Value [Line Items]
Line Graph and Table Measure Name	Class S $16,943
Account Value	$ 16,943	15,591	14,086	15,642	11,804	12,148	10,434	12,344	10,610	9,148	10,000
C000022328
Account Value [Line Items]
Line Graph and Table Measure Name	Class I $29,548
Account Value	$ 29,548	23,480	18,503	22,690	18,376	15,369	12,209	12,950	10,935	9,954	10,000
C000035621
Account Value [Line Items]
Line Graph and Table Measure Name	Class S $28,868
Account Value	$ 28,868	22,999	18,171	22,338	18,137	15,206	12,109	12,873	10,899	9,941	10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $25,070
Account Value	$ 25,070	21,735	18,541	22,424	18,292	15,621	11,966	13,158	11,102	9,756	10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $25,070
Account Value	$ 25,070	21,735	18,541	22,424	18,292	15,621	11,966	13,158	11,102	9,756	10,000
Nueberger Index: Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $11,750
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065	10,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $25,070
Account Value	$ 25,070	21,735	18,541	22,424	18,292	15,621	11,966	13,158	11,102	9,756	10,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $25,070
Account Value	$ 25,070	$ 21,735	$ 18,541	$ 22,424	$ 18,292	$ 15,621	$ 11,966	$ 13,158	$ 11,102	$ 9,756	$ 10,000